Annual Total Returns [BarChart] - PGIM QMA SMALL-CAP VALUE FUND - Class Z	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2010	23.63%
Annual Return 2011	(0.48%)
Annual Return 2012	14.14%
Annual Return 2013	35.87%
Annual Return 2014	5.89%
Annual Return 2015	(7.04%)
Annual Return 2016	33.94%
Annual Return 2017	6.31%
Annual Return 2018	(18.85%)
Annual Return 2019	19.03%

[1]	The total return of Class Z shares for the period from January 1, 2020 through June 30, 2020 was -31.91%.
Note: Effective as of June 19, 2015, the Fund’s Class T shares were re-named as Class Z shares.